Schedule of summaries of digital assets (Details)	Dec. 31, 2025 USD ($) Integer
Crypto Asset, Holding [Line Items]
Crypto asset quantity | Integer	262,204,321
Crypto asset, cost incurred	$ 55,326,899
Crypto asset, carrying amount	50,672,418
Crypto asset, change in fair value	$ (4,654,481)
Stablecoins [Member]
Crypto Asset, Holding [Line Items]
Crypto asset quantity | Integer	45,326,988
Crypto asset, cost incurred	$ 45,326,900
Crypto asset, carrying amount	46,836,341
Crypto asset, change in fair value	$ 1,509,441
Solana [Member]
Crypto Asset, Holding [Line Items]
Crypto asset quantity | Integer	27,516
Crypto asset, cost incurred	$ 8,488,556
Crypto asset, carrying amount	399,654
Crypto asset, change in fair value	$ (8,088,902)
Pump [Member]
Crypto Asset, Holding [Line Items]
Crypto asset quantity | Integer	216,849,817
Crypto asset, cost incurred	$ 1,511,443
Crypto asset, carrying amount	3,436,423
Crypto asset, change in fair value	$ 1,924,980